ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
ACCOUNTING POLICIES [Text Block]
3.	ACCOUNTING POLICIES

a.	Summary of significant accounting policies

The Company’s principal accounting policies are outlined below:

(i)	Basis of consolidation

The Company consolidates an entity when it has power over that entity, is exposed, or has rights, to variable returns from its involvement with that entity and has the ability to affect those returns through its power over that entity. The financial statements of other entities (e.g. subsidiaries) are included in the consolidated financial statements from the date that control commences until the date that control ceases. All significant intercompany transactions and balances are eliminated.

The consolidated financial statements of the Company include Western Copper and Gold Corp., Casino Mining Corp., Ravenwolf Resource Group Ltd., and Minera Costa de Plata SA de CV.

(ii)	Presentation currency

The Company’s presentation currency is the Canadian dollar (“$”). The functional currency of Western and its significant subsidiaries is the Canadian dollar.

(iii)	Foreign currency translation

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency (“foreign currencies”) are recorded at the rates of exchange prevailing at the dates of the transactions. At each balance sheet date, monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All gains and losses on translation of these foreign currency transactions are included in the statement of loss.

(iv)	Share-based payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees and consultants. The fair value of stock options granted by the Company is treated as compensation costs in accordance with IFRS 2 - Share-based Payments . The fair value of such awards is calculated using the Black-Scholes option pricing model. These costs are charged to the statement of loss or, if appropriate, are capitalized to exploration and evaluation assets over the stock option vesting period with an offsetting entry to contributed surplus. The Company’s allocation of share-based payments is consistent with its treatment of other types of compensation for each recipient.

If the stock options are exercised, the value attributable to the stock options is transferred to share capital.

(v)	Income taxes

Income tax expense consists of current and deferred tax expense. Income tax expense is recognized in the statement of loss.

Current tax expense is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to the previous year.

Deferred taxes are recorded using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases (i.e. timing differences). Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of loss in the period that the substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

(vi)	Loss per share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed in the same way as basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of all stock options and warrants, if dilutive.

(vii)	Long-lived assets

1.	Exploration and evaluation assets

Direct costs related to the acquisition and exploration of mineral properties held or controlled by the Company are capitalized on an individual property basis until the property is put into production, sold, abandoned, or determined to be impaired. Administration costs and general exploration costs are expensed as incurred. When a property is placed into commercial production, deferred costs will be depleted using the units-of-production method.

The Company classifies its mineral properties as exploration and evaluation assets until technical feasibility and commercial viability of extracting a mineral resource are demonstrable. At this point, the exploration and evaluation assets are transferred to property and equipment. The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, such as the extent of established mineral reserves, the results of feasibility and technical evaluations, and the status of mining leases or permits.

Proceeds received from the sale of royalties, as a result of tax credits, or as part of government assistance programs are recognized as a reduction in the carrying value of the related asset when the money is more likely than not to be received. If the applicable property has been written-off, the amount received is recorded as a credit in the statement of loss in the period in which the payment is more likely than not to be received.

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers, or title may be affected by undetected defects.

2.	Impairment

The Company’s assets are reviewed for indication of impairment at each balance sheet date. If any such indication exists, an estimate of the recoverable amount is undertaken, being the higher of an asset’s fair value less costs of disposal and value in use (“VIU”). If the asset’s carrying amount exceeds its recoverable amount then an impairment loss is recognized in the statement of loss.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value of mineral assets is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects.

VIU is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal.

Impairment is normally assessed at the level of cash-generating units, which are identified as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets.

3.	Reversal of impairment

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of amortization, if no impairment loss had been recognized.

(viii)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, deposits in banks and highly liquid investments with an original maturity of three months or less.

(ix)	Short-term investments

Short-term investments are investments with an original maturity date greater than three months, but no more than one year from the date of acquisition.

(x)	Financial instruments

1.	Loans and receivables

Trade receivables, loans, and other receivables that have fixed or determinable payments that are not quoted in an active market are classified as loans and receivables. Loans and receivables are initially recognized at the transaction value, plus any directly attributable transaction costs, and are subsequently carried at amortized cost less impairment losses using the effective interest rate method. Interest income is recognized by applying the effective interest rate.

The Company has classified cash and cash equivalents and short-term investments contained in other assets as “loans and receivables”.

2.	Financial assets at fair value through profit or loss (“FVTPL”)

Financial assets are classified as FVTPL where the asset is either held for trading or is specifically designated as FVTPL. Gains and losses arising from changes in fair value of these assets are recognised in the statement of loss for the period. A financial asset is classified as held for trading if it has been acquired principally for the purpose of selling in the near future.

The Company has classified marketable securities as “financial assets at FVTPL”. All marketable securities are considered Level 1 in the financial instrument hierarchy as they are quoted in an active public market.

3.	Other financial liabilities

Trade payables and other financial liabilities are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest rate method.

The Company has classified accounts payable and accrued liabilities as “other financial liabilities”.

(xi)	Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

b.	Recent accounting pronouncements

Certain new standards, amendments, and interpretations are effective for annual periods beginning on or after January 1, 2018 and have not been applied in preparing these consolidated financial statements.

(i)

IFRS 9 - Financial instruments addresses the classification, measurement and recognition of financial assets and financial liabilities and supersedes the guidance relating to the classification and measurement of financial instruments in IAS 39 - Financial Instruments: Recognition and Measurement .

IFRS 9 requires financial assets to be classified into one of three measurement categories on initial recognition: those measured at fair value through profit and loss, those measured at fair value through other comprehensive income and those measured at amortized cost. Investments in equity instruments are required to be measured by default at fair value through profit or loss. However, there is an irrevocable option to present fair value changes of equity investments in other comprehensive income. Measurement and classification of financial assets is dependent on the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial asset. For financial liabilities, the standard retains most of the IAS 39 requirements. The main change is that, in cases where the fair value option is taken for financial liabilities, the part of a fair value change relating to an entity’s own credit risk is recorded in other comprehensive income rather than the income statement, unless this creates an accounting mismatch.

IFRS 9 is effective for annual periods beginning on or after January 1, 2018. The Company does not expect the adoption of IFRS 9 to have an impact on its financial statement because the Company already records changes to the fair value of its financial assets through profit and loss.

(ii)

IFRS 16 – Leases specifies how an issuer will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less, or the underlying asset has an insignificant value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17.

IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019. The Company is in the process of determining the impact that these changes will have on its financial statements.